STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .9%
Gentex	144,595		3,981,423
Banks - 2.7%
MGIC Investment	339,010		4,264,746
Popular	98,450		5,324,176
Zions Bancorp	53,150	[a]	2,366,238
			11,955,160
Capital Goods - 8.5%
Allison Transmission Holdings	115,845		5,450,507
Curtiss-Wright	39,820		5,151,513
Ingersoll-Rand	49,810		6,137,090
L3Harris Technologies	36,125		7,537,120
MasTec	62,460	[b]	4,055,528
Oshkosh	54,550		4,134,890
Spirit AeroSystems Holdings, Cl. A	66,710		5,486,230
			37,952,878
Commercial & Professional Services - .1%
Robert Half International	7,680		427,469
Consumer Durables & Apparel - 2.5%
Deckers Outdoor	31,200	[a,b]	4,597,632
Tempur Sealy International	31,090	[a,b]	2,400,148
Under Armour, Cl. A	104,210	[b]	2,077,947
Under Armour, Cl. C	117,210	[b]	2,125,017
			11,200,744
Consumer Services - .5%
Hilton Worldwide Holdings	23,660		2,202,983
Diversified Financials - 6.0%
Discover Financial Services	80,720		6,545,585
Evercore, Cl. A	20,220		1,619,622
FactSet Research Systems	8,570	[a]	2,082,253
LPL Financial Holdings	64,035		5,244,466
Moody's	9,910		2,029,865
OneMain Holdings	14,540		533,327
SEI Investments	39,015		2,311,834
Synchrony Financial	188,940		6,440,965
			26,807,917
Energy - 3.7%
Apergy	56,080	[b]	1,516,964
Cabot Oil & Gas	260,700		4,580,499
The Williams Companies	252,300		6,070,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 3.7% (continued)
World Fuel Services	114,350		4,567,139
			16,734,940
Food & Staples Retailing - 2.6%
Casey's General Stores	31,660	[a]	5,102,326
The Kroger Company	244,710		6,308,624
			11,410,950
Food, Beverage & Tobacco - .2%
Tootsie Roll Industries	24,760	[a]	919,586
Health Care Equipment & Services - 4.7%
Amedisys	3,430	[b]	449,364
Edwards Lifesciences	3,910	[b]	859,848
Hologic	60,490	[b]	3,054,140
IDEXX Laboratories	22,150	[b]	6,023,249
Masimo	34,920	[b]	5,195,747
Veeva Systems, Cl. A	35,940	[b]	5,487,679
			21,070,027
Household & Personal Products - 2.2%
Church & Dwight	72,480		5,453,395
The Clorox Company	28,710		4,360,188
			9,813,583
Insurance - 5.3%
Brown & Brown	149,750		5,399,985
Globe Life	59,225		5,671,386
Kemper	34,750		2,708,763
Lincoln National	30,665		1,849,713
Primerica	21,640		2,753,257
Unum Group	177,260		5,268,167
			23,651,271
Materials - 4.3%
Allegheny Technologies	215,460	[a,b]	4,363,065
Ball	69,560		5,064,664
Berry Global Group	88,210	[b]	3,464,007
Celanese	19,245		2,353,471
Sensient Technologies	61,320		4,209,618
			19,454,825
Media & Entertainment - 2.3%
AMC Networks, Cl. A	18,120	[a,b]	890,779
Liberty Broadband, Cl. C	52,670	[b]	5,512,969
The New York Times Company, Cl. A	140,510		4,001,725
			10,405,473
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
Agilent Technologies	83,770		6,419,295
Bio-Rad Laboratories, Cl. A	1,240	[b]	412,598
Elanco Animal Health	151,970	[b]	4,040,882

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.6% (continued)
Exelixis	55,470	[b]	980,987
Incyte	70,130	[b]	5,205,750
Jazz Pharmaceuticals	4,700	[b]	602,258
Mettler-Toledo International	8,215	[b]	5,786,646
Waters	25,855	[b]	5,771,612
Zoetis	39,075		4,868,354
			34,088,382
Real Estate - 7.7%
Americold Realty Trust	36,150	[a,c]	1,340,081
Apartment Investment & Management, Cl. A	9,870	[c]	514,622
Equity Lifestyle Properties	10,260	[c]	1,370,736
First Industrial Realty Trust	127,050	[c]	5,026,098
Host Hotels & Resorts	338,520	[c]	5,853,011
Lamar Advertising, Cl. A	61,840	[c]	5,066,551
Medical Properties Trust	224,250	[c]	4,386,330
Piedmont Office Realty Trust, Cl. A	19,120	[a,c]	399,226
Prologis	24,785	[c]	2,112,178
VICI Properties	153,370	[a,c]	3,473,831
Weingarten Realty Investors	171,920	[c]	5,008,030
			34,550,694
Retailing - 7.2%
AutoZone	5,160	[b]	5,596,639
Best Buy	87,855		6,061,116
Dollar General	15,670		2,490,590
Etsy	74,510	[a,b]	4,209,815
Floor & Decor Holdings, Cl. A	50,340	[a,b]	2,574,891
Foot Locker	23,550		1,016,418
Genuine Parts	53,100		5,288,229
Ross Stores	47,330		5,199,200
			32,436,898
Semiconductors & Semiconductor Equipment - 1.3%
Xilinx	60,000		5,754,000
Software & Services - 12.6%
Autodesk	25,110	[b]	3,708,747
Broadridge Financial Solutions	45,510		5,662,809
CACI International, Cl. A	8,070	[b]	1,866,268
Cadence Design Systems	28,980	[b]	1,914,998
Citrix Systems	60,960		5,883,859
Fair Isaac	13,090	[b]	3,973,077
Fiserv	16,570	[b]	1,716,486
FleetCor Technologies	18,770	[b]	5,382,861
Fortinet	5,750	[b]	441,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 12.6% (continued)
Gartner		35,060	[b]	5,013,229
Manhattan Associates		22,180	[b]	1,789,261
MAXIMUS		64,425		4,977,476
Paychex		11,535		954,752
Paycom Software		21,010	[a,b]	4,401,385
Verisign		30,770	[b]	5,804,145
WEX		13,290	[b]	2,685,510
				56,176,233
Technology Hardware & Equipment - 5.7%
CDW		50,045		6,167,546
Ciena		99,810	[b]	3,915,546
Hewlett Packard Enterprise		30,500		462,685
Keysight Technologies		51,340	[b]	4,992,815
Xerox Holdings		144,390		4,318,705
Zebra Technologies, Cl. A		27,575	[b]	5,690,653
				25,547,950
Telecommunication Services - .9%
Telephone & Data Systems		140,210		3,617,418
United States Cellular		10,300	[a,b]	387,074
				4,004,492
Transportation - 2.9%
Landstar System		33,800		3,805,204
Old Dominion Freight Line		19,870	[a]	3,377,304
United Airlines Holdings		67,340	[b]	5,953,529
				13,136,037
Utilities - 7.2%
AES		121,970		1,992,990
Avangrid		92,860	[a]	4,851,935
IDACORP		24,205		2,727,177
NorthWestern		22,500		1,688,625
NRG Energy		120,300		4,763,880
OGE Energy		123,430		5,601,253
Pinnacle West Capital		53,140		5,158,300
Public Service Enterprise Group		13,350		828,768
Vistra Energy		175,880		4,701,272
				32,314,200
Total Common Stocks (cost $396,018,683)				445,998,115
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,551,295)	1.89	1,551,295	[d]	1,551,295

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $385,130)	1.89	385,130	[d]	385,130
Total Investments (cost $397,955,108)		100.1%		447,934,540
Liabilities, Less Cash and Receivables		(.1%)		(352,453)
Net Assets		100.0%		447,582,087

a Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $43,831,566 and the value of the collateral was $44,292,049, consisting of cash collateral of $385,130 and U.S. Government & Agency securities valued at $43,906,919.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	445,998,115	-	-	445,998,115
Investment Companies	1,936,425	-	-	1,936,425

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $49,979,432, consisting of $67,079,042 gross unrealized appreciation and $17,099,610 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.